Basis of preparation and principal accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Basis of preparation and principal accounting policies
Schedule of expected useful lives of fixed assets

Property, plant and equipment	Useful life
Right-of-use assets	Life of lease
Leasehold improvements	Life of lease
Fixtures, fitting and equipment	5 years
Computer hardware and software	3 years